Segment information - Reconciliation of information on Reportable Segments to IFRS measures (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Total revenue	$ 96,291	₨ 7,259,355	₨ 9,358,580	₨ 12,248,513
Reportable Segments
Segment revenue		8,745,725	12,930,031	12,248,513
Less: customer inducement and acquisition costs		(1,486,370)	(3,571,451)
Total revenue		7,259,355	9,358,580	12,248,513
Air Ticketing
Segment revenue		3,957,989	5,708,152	5,012,931
Less: customer inducement and acquisition costs		(1,348,471)	(2,258,887)
Total revenue		2,609,518	3,449,265	5,012,931
Hotels and Packages
Segment revenue		3,707,534	6,162,926	6,628,236
Less: customer inducement and acquisition costs		(105,736)	(1,248,506)
Total revenue		3,601,798	4,914,420	6,628,236
Others
Segment revenue		1,080,202	1,058,953	607,346
Less: customer inducement and acquisition costs		(32,163)	(64,058)
Total revenue		₨ 1,048,039	₨ 994,895	₨ 607,346